Earnings per Share ("EPS") (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Basic EPS
Net income	$ 205,104	$ 215,931	$ 157,436
Shares (Denominator)	65,476,606	66,106,580	66,046,155
Per Share Amount	$ 3.13	$ 3.27	$ 2.38
Diluted EPS
Net Income	$ 205,104	$ 215,931	$ 157,436
Potential dilutive common shares and warrants	209,078	527,240	732,281
Shares (Denominator)	65,685,684	66,633,820	66,778,436
Per Share Amount (in dollars per share)	$ 3.12	$ 3.24	$ 2.36